SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Disaggregation of revenue) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Product Information [Line Items]
Total Revenue	$ 140,000	$ 325,128
Consultancy Services [Member]
Product Information [Line Items]
Total Revenue	140,000	0
Commission For Software Sales [Member]
Product Information [Line Items]
Total Revenue	0	220,000
Software Solutions And Sales [Member]
Product Information [Line Items]
Total Revenue	$ 0	$ 105,128